FORM 13F

                 UNITED STATES SECURITES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: JUNE 30, 1999

        Check here if Amendment |_|: Amendment Number: __________________

        This Amendment (Check only one.):

                              |_| is a restatement

                              |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jeffrey Halis
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Address:   10 East 50th Street, 21st Floor
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           New York, New York 10022
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Form 13F File Number: 28-7420
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                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:          Jeffrey Halis
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Title:
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Phone:         212-558-9697
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Signature, Place, and Date of Signing:

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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                                               Form 13F Summary Page

                                                  Report Summary



Number of Other Included Managers:
                                               0
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Form 13F Information Table Entry Total:        46

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Form 13F Information Table Value Total:
                                          $109,845 (thousands)
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List of Other Included Managers:

                                 Provide a numbered list of the name(s) and Form
                        13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.       NONE
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Form 13F File Number 28-7420
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Name      Jeffrey Halis
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


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Associated  Bank Corp.         COM              045487105     1647    39680 SH       SOLE                    39680
Brookline Bancorp              COM              113739106      801    69291 SH       SOLE                    69291
Camco Financial corp.          COM              132618109      272    20594 SH       SOLE                    20594
Commercial Federal             COM              201647104      765    32989 SH       SOLE                    32989
Empire Federal Bancorp         COM              291657104      317    27100 SH       SOLE                    27100
Fidelity Bankshares, Inc.      COM              315919100      275    17170 SH       SOLE                    17170
Fidelity Financial of Ohio     COM              31614P107     1357   113048 SH       SOLE                   113048
First Citizens Bancshares      COM              31946M103     1064    13178 SH       SOLE                    13178
First Federal Bankshares-IA    COM              319967105      793    82357 SH       SOLE                    82357
Harris Financial Inc.          COM              414570101     1114   103000 SH       SOLE                   103000
Homestead Bancorp              COM              437698103      149    19904 SH       SOLE                    19904
Leeds Federal Bankshares Inc.  COM              52422P105     1432   130150 SH       SOLE                   130150
Liberty - MO                   COM              531204105     1233    93038 SH       SOLE                    93038
Liberty Bancorp                COM              529905101     1903   260300 SH       SOLE                   260300
Peoples Bancorp Inc.           COM              895224103      321    32243 SH       SOLE                    32243
Peoples Financial              COM              71103A104      547    52108 SH       SOLE                    52108
Perry County Financial         COM              71447Q104      326    16300 SH       SOLE                    16300
Sound Federal Bancorp          COM              83607T109      837    88700 SH       SOLE                    88700
Three Rivers Financial Corp.   COM              88562H107      630    49930 SH       SOLE                    49930
WHG Bancshares                 COM              928949106      261    30000 SH       SOLE                    30000
Webster City Fed Sv            COM              947693107      720    51000 SH       SOLE                    51000
Willow Grove Bancorp           COM              97111E101     1123   113000 SH       SOLE                   113000
Alleghany Corp                 COM              017175100     1379     7452 SH       SOLE                     7452
Associated Group Cl B          CL B             045651205     1460    22400 SH       SOLE                    22400
Cardinal Health                COM              14149Y108     1940    30256 SH       SOLE                    30256
Chicago Title Corp             COM              168228104     3080    86303 SH       SOLE                    86303
Echelon Int'l                  COM              278747100    15877   709600 SH       SOLE                   709600
El Paso Electric Co            COM              283677854     2039   228100 SH       SOLE                   228100
Lab Holdings Inc.              COM              505353102      922    66481 SH       SOLE                    66481
Liberte Investors              COM              530152107      638   185600 SH       SOLE                   185600
Littelfuse Inc.                COM              537008104     2358   122478 SH       SOLE                   122478
Magellan Health Services       COM              161241708      801    80100 SH       SOLE                    80100
McKesson Corp                  COM              581557105      322    10000 SH       SOLE                    10000
Octel Corp                     COM              675727101    16969  1357500 SH       SOLE                  1357500
Petrie Stores                  COM              716434105      762   320700 SH       SOLE                   320700
Price Enterprises              COM              741444202     2198   305753 SH       SOLE                   305753
Primex Technologies            COM              741597108     9746   452008 SH       SOLE                   452008
Quest Diagnostics              COM              74834L100     1508    55100 SH       SOLE                    55100
Reckson Assoc Reality-CL B     Cl B             75621K301     1631    68332 SH       SOLE                    68332
Richmond County Financial      COM              764556106      994    51640 SH       SOLE                    51640
Telephone & Data               COM              879433100    13601   186000 SH       SOLE                   186000
United Bankshares Inc.         COM              909907107     1463    55200 SH       SOLE                    55200
Vodafone Group ADR             ADR              92857T107     4432    22500 SH       SOLE                    22500
Walter Industries              COM              93317Q105     7838   605800 SH       SOLE                   605800
Brookline Bancorp              COM              113739106      136    11791 SH       SOLE                    11791